Dividends and earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Dividends and earnings per share	Dividends and earnings per share
Dividends
On February 27, 2023, the Company's Board of Directors (the "Board") proposed a dividend of CHF 0.21 per share, which was subsequently approved by the shareholders at the Annual General Meeting on May 5, 2023 and paid in May 2023 for an amount of $116 million.
On February 15, 2022, the Board proposed a dividend of CHF 0.20 per share, which was subsequently approved by the shareholders at the Annual General Meeting on April 27, 2022 and paid in May 2022 for an amount of $100 million.
Earnings per share
As of June 30, 2023, there were 493.1 million outstanding common shares, after the delivery of 1.3 million net shares vesting under the equity incentive programs during the six months ended June 30, 2023.
Basic earnings per share is computed by dividing net income for the period by the weighted average number of common shares outstanding during the period. For the three and six months ended June 30, 2023, the weighted average number of shares outstanding was 493.2 million and 492.8 million, respectively. For the three and six months ended June 30, 2022, the weighted average number of shares outstanding was 491.7 million and 491.3 million, respectively.
The only potentially dilutive securities are the outstanding unvested equity-based awards, as described in Note 8. Except when the effect would be anti-dilutive, the calculation of diluted earnings per common share includes the weighted average net impact of unvested equity-based awards. For the three and six months ended June 30, 2023, the weighted average diluted number of shares outstanding was 495.7 million and 495.9 million, respectively, which includes the potential conversion of 2.5 million and 3.1 million unvested equity-based awards, respectively. For the three and six months ended June 30, 2022, the weighted average diluted number of shares outstanding was 494.3 million and 494.2 million, respectively, which includes the potential conversion of 2.6 million and 2.9 million unvested equity-based awards, respectively.